19 Financial instruments (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount	R$ (7,664)	R$ (9,199)
Fair value	(6,697)	(8,548)
Trade receivables with credit cards [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	99	48
Fair value	99	48
Swaps of annual rates between currencies [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	57
Fair value	57
Interest rate swaps [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	11	40
Fair value	11	10
Loans and financing (fair value) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(335)	(95)
Fair value	(335)	(84)
Loans and financing (amortized cost) [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(7,496)	(8,726)
Fair value	(6,529)	(8,056)
Grupo Disco put option [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount		(466)
Fair value		R$ (466)